ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Provision for doubtful accounts	$ 0	$ 0